Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Jul. 31, 2024	Jul. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayment for advertising service fee	[1]	$ 120,000	$ 408,000
Advance to vendors			10,000
Others		2,224	11,570
Total		$ 122,224	$ 429,570

[1]	Prepayment for advertising services represent the advance payments made by the Company to a third party advertising company for producing advertising contents. These prepayments are typically expensed over the period when the services are performed.